New Accounting Standards - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
New Accounting Standards
Right-of-use assets	$ 1,350,000	$ 1,883,000
Lease liabilities	1,446,000	$ 1,883,000
Minimum amount of underlying asset for accounting lease payments as an expense	$ 5,000